Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000011343 | 121+ Days
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011343 | 91 - 120 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011343 | 61 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011343 | 31 - 60 Days
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011343 | 1 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000011343 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	11.80%
C000011343 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	41.00%
C000011343 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	47.20%
C000171230 | 121+ Days
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171230 | 91 - 120 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171230 | 61 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171230 | 31 - 60 Days
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171230 | 1 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000171230 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	11.80%
C000171230 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	41.00%
C000171230 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	47.20%